Leases - Additional Information (Detail)	Mar. 31, 2021	Dec. 31, 2020
Minimum
Lessee, Lease, Description [Line Items]
Renewal lease term	1 year	1 year
Maximum
Lessee, Lease, Description [Line Items]
Renewal lease term	7 years	7 years